Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax provision at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	2.80%	1.86%
Foreign tax differential	0.65%	(0.81%)
Change in fair value of warrants	(2.46%)
Other adjustments	(0.06%)	(1.97%)
Change in valuation allowance	(21.72%)	(20.14%)
Effective tax rate	(0.21%)	(0.06%)